Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018	Sep. 30, 2015
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount			$ 295.4	$ 550.0
Cash Flow Hedging | Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount			61.5	$ 56.8
Fair Value Hedges | 6.250% Senior Secured U.S. Dollar Notes due February 2022 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount						$ 625.0
Fixed interest payments receivable (as a percent)						6.25%
Terminated derivative, notional amount	$ 200.0
Fair Value Hedges | 6.250% Senior Secured U.S. Dollar Notes due February 2022 | Interest Rate Swaps | Non-designated Hedges
Derivative [Line Items]
Notional amount			425.0
Net Investment Hedging | Cross-currency swaps
Derivative [Line Items]
Notional amount			$ 100.0		$ 200.0
Terminated derivative, notional amount		$ 100.0